Furniture, fixtures and equipment	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Furniture, fixtures and equipment

7. Furniture, fixtures and equipment

in USD ‘000	2020	2019
Net book value as at January 1	245	319
Additions	10	46
Depreciation charge	(104)	(120)
Currency translation effects	—	—
Net book value as at December 31	151	245
Total cost	652	653
Accumulated depreciation	(501)	(408)

Furniture, fixtures and equipment assets mainly consist of office furniture and leasehold improvements.